Acquisitions - Purchase Consideration (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 31, 2020	Mar. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Acquisitions
Acquisition-related costs			$ 100	$ 0	$ 100
Tove Knutsen [Member]
Acquisitions
Cash consideration paid to KNOT	$ 25,430
Purchase price adjustments	(3,596)
Acquisition-related costs	64
Purchase price	21,898
Allocation to drydocking included in property, plant and equipment	3,040		3,040
Anna Knutsen [Member]
Acquisitions
Cash consideration paid to KNOT		$ 14,637
Purchase price adjustments		5,276
Purchase price		$ 19,913
Allocation to drydocking included in property, plant and equipment	$ 2,329		$ 2,329